FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - Foreign Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
If US$ strengthens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 2,767	$ 1,300	$ 1,314
If US$ weakens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (2,767)	$ (1,300)	$ (1,314)
If US$ strengthens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 2,686	$ (51,887)	$ (1,441)
If US$ weakens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (2,686)	$ 51,887	$ 1,441